Document and Entity Information	0 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2013
Registrant Name	DREYFUS/LAUREL FUNDS INC
Central Index Key	0000819940
Amendment Flag	false
Document Creation Date	Dec. 24, 2013
Document Effective Date	Jan. 01, 2014
Prospectus Date	Jan. 01, 2014
Dreyfus Core Equity Fund | Class A
Risk/Return:
Trading Symbol	DLTSX
Dreyfus Core Equity Fund | Class C
Risk/Return:
Trading Symbol	DPECX
Dreyfus Core Equity Fund | Class I
Risk/Return:
Trading Symbol	DPERX